DEBT - Line of Credit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Line of Credit
Revolving line of credit		$ 587,816
Line of Credit
Line of Credit
Revolving line of credit	$ 0	587,816
Interest expense	$ 247,334	$ 135,581